Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Ocean Biomedical Inc [Member]
Accounts Payable and Accrued Expenses

3. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	For the year ended
(in thousands)	2021	2022
Accounting and legal fees	$5,931	$10,250
Research and development	394	544
Other	237	646
Total accounts payable and accrued expenses	$6,562	$11,440